VANECK CM COMMODITY INDEX FUND
SCHEDULE OF INVESTMENTS
September 30, 2025 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Par
(000's) Value
Short-Term Investments: 98.8%
United States Treasury Obligations : 96.7%
United States Treasury
Bills (y)
3.76%, 03/19/26 # $ 40,000 $ 39,300,152
3.77%, 03/12/26 # 5,000 4,916,001
3.77%, 03/26/26 # 35,000 34,363,424
3.90%, 03/05/26 10,000 9,839,360
4.00%, 02/19/26 20,000 19,708,164
4.06%, 10/09/25 # 10,000 9,991,112
4.07%, 12/04/25 # 35,000 34,757,776
4.13%, 11/06/25 30,000 29,877,750
4.15%, 01/02/26 † 20,000 19,801,148
4.17%, 11/13/25 † 25,000 24,877,121
4.17%, 12/26/25 40,000 39,632,380
4.18%, 01/15/26 35,000 34,610,553
4.18%, 01/22/26 # † 25,000 24,702,656
4.18%, 01/29/26 45,000 44,433,525
4.20%, 11/20/25 40,000 39,769,889
4.21%, 12/18/25 40,000 39,665,787
4.23%, 11/28/25 # 55,000 54,630,713
4.27%, 10/02/25 # 20,000 19,997,736
Par
(000’s) Value
United States Treasury Obligations
(continued)
4.29%, 10/16/25 $ 40,000 $ 39,930,667
564,805,914
Number
of Shares Value
Money Market Fund: 2.1%
Invesco Treasury Portfolio -
Institutional Class 3.99%(a) 12,473,941 12,473,941
Total Investments Before Collateral for
Securities Loaned: 98.8%
(Cost: $577,076,173) 577,279,855
Number
of Shares Value
SHORT-TERM INVESTMENT HELD AS
COLLATERAL FOR SECURITIES ON LOAN: 0.0%
Money Market Fund: 0.0%
(Cost: $43)
State Street Navigator
Securities Lending
Government Money
Market Portfolio 4.18%(b) 43 43
Total Short-Term Investments: 98.8%
(Cost: $577,076,216) 577,279,898
Other assets less liabilities: 1.2% 6,934,124
NET ASSETS: 100.0% $ 584,214,022
Total Return Swap Contracts
Long Exposure
Reference
Obligation
Notional
Amount Counterparty
Rate paid by
the Fund
Payment
Frequency
Termination
Date
Unrealized
Appreciation/
(Depreciation)
% of Net
Assets
UBS Constant
Maturity
Commodity
Index Total
Return $585,047,000 UBS 4.56%(x) Monthly 10/30/25 $(2,566,712) 0.4%
# All or a portion of these securities are segregated for swap collateral. Total value of securities segregated is $94,171,668.
† Security fully or partially on loan. Total market value of securities on loan is $51,822,097.
(a) Rate shown is the 7-day yield as of 09/30/25.
(b) Rate shown is the 1-day yield as of 09/30/25.
(x) The rate shown reflects the rate in effect at September 30, 2025: Secured Overnight Financing Rate + 0.40%.
(y) Rate shown is the calculated yield to maturity